LEASES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Rent expense	$ 377,754
Lessee operating lease description	The Company has three operating leases with lease terms of more than one year, which are classified as operating leases. The longest lease term expires in September 2025.
Lessee operating lease term of contract	1 year
Operating lease right-of-use assets	$ 453,708	$ 712,088
Operating lease liabilities current	162,178	270,556
Operating lease liabilities non-current	$ 291,530	$ 441,532